Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

13.Leases

Right of use assets, net

The Group leases a fleet of cars for its sales staff and qualified employees with different contract expiration dates, as well as computers and servers being the latest expiration date in April 2025. Those leases were recorded as right of use assets as follows:

	As of				As of
	January 1,				December 31,
	2019		Additions	Disposals	2019

Cost	Ps.	36,909	—	—	36,909

	As of				As of
	January 1,		Depreciation		December 31,
	2019		expense	Disposals	2019

Accumulated depreciation	Ps.	—	(13,098)	—	(13,098)

	As of				As of
	December 31,				January 03,
	2019		Additions	Disposals	2021

Cost	Ps.	36,909	20,531	(17,861)	39,579

	As of				As of
	December 31,		Depreciation		January 03,
	2019		expense	Disposals	2021

Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

	As of				As of
	January 03,				December 31,
	2021		Additions	Disposals	2021

Cost	Ps.	39,579	1,388	(3,275)	37,692

	As of				As of
	January 03,		Depreciation		December 31,
	2021		expense	Disposals	2021

Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

The right-of-use asset depreciation expense for the periods of 2021, 2020 and 2019 amounted to Ps.6,544, Ps.12,666 y Ps.13,098, respectively.

During 2021 and 2020, the Group entered into master lease agreements of computers and servers.

As of December 31, 2021, the Group lease warehouses, offices, commercial locals, and equipment, used in normal operations of the Company, to which the short-term exemption was applied, considering that the lease term was for less than one year. The rental expense for the year ended December 31, 2021, was Ps.52,660.

As of January 3, 2021, and December 31, 2019, the Group leased warehouses and an administrative office space that expired on January 3, 2021, and that were renewed during the first three months of 2021 in order to relocate the operations to the new distribution center. Rental expense for the periods of 2020 and 2019 was Ps.15,703 and Ps.11,605, respectively.

Lease liability

The lease liabilities as of December 31, 2021, January 3, 2021, and December 31, 2019, amounted Ps. 17,880, Ps. 24,378 and Ps. 24,584, respectively.

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2022	Ps	6,543
2023		5,980
2024		3,078
2025		2,925
2026		339

	Ps	18,865

Interest expense generated from the lease liability amounted to Ps. 717, Ps. 2,054 and Ps. 3,765 for the periods of 2021, 2020 and 2019, respectively.